Investment securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Gains	$ 1,891	$ 1,523	$ 6,141
Losses	(20)	(1)	(111)
Net	$ 1,871	$ 1,522	$ 6,030